Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Subtotal	Share capital (Note 22)	Share premium (Note 22)	Cumulative translation adjustment	Equity-settled compensation	Cash flow hedge	Other reserves	Treasury shares	Revaluation surplus	Reserve from the sale of non-controlling interests in subsidiaries	Retained earnings	Non- controlling interest
Balance at beginning of period at Dec. 31, 2020		$ 963,724	$ 925,041	$ 183,573	$ 902,815	$ (555,044)	$ 14,795	$ (90,689)	$ 83,406	$ (7,630)	$ 343,570	$ 41,574	$ 8,671	$ 38,683
Profit for the year		130,717	130,669										130,669	48
Exchange differences on translation of foreign operations		121,146	112,166			40,435					71,731			8,980
Cash flow hedge, net of tax	[1]	29,758	29,757					29,757						1
Revaluation surplus	[2]	(136,622)	(125,319)								(125,319)			(11,303)
Other comprehensive (loss) / income for the year		14,282	16,604			40,435		29,757			(53,588)			(2,322)
Total comprehensive income / (loss) for the year		144,999	147,273			40,435		29,757			(53,588)		130,669	(2,274)
Reserves for the benefit of government grants	[3]	0							23,605				(23,605)
Value of employee services		5,420	5,420				5,420
Restricted shares, vested		448	448		3,594		(4,142)		734	262
Restricted shares, forfeited		0							27	(27)
Restricted shares, granted		0							(1,600)	1,600
Purchase of own shares		(66,463)	(66,463)		(55,349)					(11,114)
Dividends to non-controlling interest		(298)												(298)
Balance at end of period at Dec. 31, 2021		1,047,830	1,011,719	183,573	851,060	(514,609)	16,073	(60,932)	106,172	(16,909)	289,982	41,574	115,735	36,111
Profit for the year		108,606	108,138										108,138	468
Exchange differences on translation of foreign operations		98,741	93,947			58,580					35,367			4,794
Cash flow hedge, net of tax	[4]	16,060	16,060					16,060
Revaluation surplus	[5]	(46,903)	(43,440)								(43,440)			(3,463)
Other comprehensive (loss) / income for the year		67,898	66,567			58,580		16,060			(8,073)			1,331
Total comprehensive income / (loss) for the year		176,504	174,705			58,580		16,060			(8,073)		108,138	1,799
Reduction of issued share capital of the company		0		(16,500)						16,500
Reserves for the benefit of government grants	[6]	0							21,531				(21,531)
Employee shares, exercised		2,124	2,124		2,432		(778)			470
Value of employee services		7,563	7,563				7,563
Restricted shares, vested		1,824	1,824		4,647		(4,066)		1,243
Restricted shares, forfeited		0							85	(85)
Restricted shares, granted		0							(2,106)	2,106
Purchase of own shares		(36,844)	(36,844)		(29,970)					(6,874)
Dividends to shareholders (Note 22)		(35,000)	(35,000)		(35,000)
Dividends to non-controlling interest		(358)												(358)
Balance at end of period at Dec. 31, 2022		1,163,643	1,126,091	167,073	793,169	(456,029)	18,792	(44,872)	126,925	(4,792)	281,909	41,574	202,342	37,552
Profit for the year		226,721	226,291										226,291	430
Exchange differences on translation of foreign operations		(222,166)	(211,355)			(147,832)					(63,523)			(10,811)
Cash flow hedge, net of tax	[7]	27,748	27,748					27,748
Revaluation surplus	[8]	122,793	112,360								112,360			10,433
Reverse of revaluation surplus derived from the disposals of assets before taxes		0									(13,148)		13,148
Other comprehensive (loss) / income for the year		(71,625)	(71,247)			(147,832)		27,748			35,689		13,148	(378)
Total comprehensive income / (loss) for the year		155,096	155,044			(147,832)		27,748			35,689		239,439	52
Reserves for the benefit of government grants	[9]	0							22,992				(22,992)
Employee shares, exercised		214	214		236		(77)			55
Value of employee services		6,084	6,084				6,084
Restricted shares, vested		2,937	2,937		7,528		(6,145)		1,554
Restricted shares, forfeited		0							30	(30)
Restricted shares, granted		0							(824)	824
Purchase of own shares		(26,242)	(26,242)		(22,123)					(4,119)
Dividends to shareholders (Note 22)		(35,000)	(35,000)		(35,000)
Dividends to non-controlling interest														(1,084)
Balance at end of period at Dec. 31, 2023		$ 1,265,648	$ 1,229,128	$ 167,073	$ 743,810	$ (603,861)	$ 18,654	$ (17,124)	$ 150,677	$ (8,062)	$ 317,598	$ 41,574	$ 418,789	$ 36,520

[1]	Net of ($2,526) of income tax.
[2]	Net of ($9,953) of Income tax.
[3]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (please see Note 24).
[4]	Net of $(7,337) of Income tax
[5]	Net of $25,307 of Income tax.
[6]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (please see Note 24).
[7]	Net of $(8,498) of Income tax.
[8]	Net of $(62,988) of Income tax.
[9]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (please see Note 24).